Warrants (Schedule Of Assumptions Used In Calculating Fair Value Of Warrants) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Trading market prices	$ 2.84	$ 1.91	$ 11.16
Estimated future volatility	134.00%	102.00%	105.00%
Dividend
Equivalent risk-free rate	0.16%
Fundamental transaction likelihood	90.00%	50.00%	5.00%
Fundamental transaction timing	2020-09	2020-04
Fundamental transaction timing			End of warrant term
Minimum [Member]
Class of Warrant or Right [Line Items]
Estimated future risk-free rate	0.17%	1.57%	2.35%
Equivalent volatility	92.00%	85.00%	99.00%
Equivalent risk-free rate		1.57%	2.51%
Maximum [Member]
Class of Warrant or Right [Line Items]
Estimated future risk-free rate	0.21%	1.72%	2.53%
Equivalent volatility	103.00%	94.00%	104.00%
Equivalent risk-free rate		1.59%	2.55%